Financial items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial items [Abstract]
Foreign currency exchange gains/(losses) derivative financial instruments	$ (1,476)	$ 797	$ 870
Other foreign currency exchange gains/(losses)	2,328	1,291	(823)
Net foreign currency exchange gains/(losses)	852	2,088	47
Dividends received	218	93	39
Interest income financial investments, including cash and cash equivalents	1,468	398	38
Interest income non-current financial receivables	31	30	26
Interest income other current financial assets and other financial items	732	701	48
Interest income and other financial income	2,449	1,222	151
Gains (losses) financial investments	123	(394)	(348)
Gains (losses) derivative financial instruments	351	(1,745)	(708)
Interest expense bonds and bank loans and net interest on related derivatives	(1,263)	(1,029)	(896)
Interest expense lease liabilities	(132)	(90)	(93)
Capitalised borrowing costs	468	382	334
Accretion expense asset retirement obligations	(538)	(449)	(453)
Interest expense current financial liabilities and other financial expense	(195)	(192)	(114)
Interest expenses and other financial expenses	(1,660)	(1,379)	(1,223)
Net financial items	2,114	(207)	(2,080)
Interest expense from the financial liabilities at amortised cost category	857	918	990
Net interest expense, fair value through profit or loss category	405	111
Net interest income, fair value through profit or loss category			94
Fair value gain (loss) from the trading instruments held	332	(1,760)	(724)
Net foreign exchange loss	315	691	702
Interest income related to balance at amortised costs of financial investments	$ 1,410	$ 364	$ 12